Document and Entity Information	7 Months Ended
Mar. 31, 2018
Document And Entity Information
Entity Registrant Name	GraniteShares Gold Trust
Entity Central Index Key	0001690437
Document Type	S-1
Document Period End Date	Mar. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Entity Filer Category	Smaller Reporting Company
Trading Symbol	BAR